Stock-Based Compensation - Fair Value Valuation Assumptions (Details) - Stock options - $ / shares	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Fair value valuation assumptions
Minimum Expected volatility (%)	44.90%	43.21%
Maximum Expected volatility (%)	47.26%	44.26%
Minimum Risk-free interest rate (%)	3.70%	1.17%
Maximum Risk-free interest rate (%)	3.80%	1.40%
MARIADB CORPORATION AB [Member]
Fair value valuation assumptions
Minimum Expected volatility (%)			43.21%	40.19%
Maximum Expected volatility (%)			46.94%	57.16%
Minimum Risk-free interest rate (%)			1.17%	0.06%
Maximum Risk-free interest rate (%)			3.27%	1.39%
Minimum
Fair value valuation assumptions
Dividend yield (%)	0.00%	0.00%
Expected life of stock options (years)	5 years	5 years 1 month 17 days
Fair value of common stock ($)	$ 4.16	$ 1.67
Minimum | MARIADB CORPORATION AB [Member]
Fair value valuation assumptions
Dividend yield (%)			0.00%	0.00%
Expected life of stock options (years)			5 years	1 month 6 days
Fair value of common stock ($)			$ 0.32	$ 0.2
Maximum
Fair value valuation assumptions
Dividend yield (%)	0.00%	0.00%
Expected life of stock options (years)	7 years	7 years
Fair value of common stock ($)	$ 4.16	$ 1.67
Maximum | MARIADB CORPORATION AB [Member]
Fair value valuation assumptions
Dividend yield (%)			0.00%	0.00%
Expected life of stock options (years)			7 years 7 days	7 years 6 months
Fair value of common stock ($)			$ 0.87	$ 0.2
Weighted average
Fair value valuation assumptions
Dividend yield (%)	0.00%	0.00%
Weighted average Expected volatility (%)	45.90%	43.78%
Risk-free interest rate (%)	3.76%	1.29%
Expected life of stock options (years)	5 years 10 months 17 days	6 years 21 days
Fair value of common stock ($)	$ 4.16	$ 1.67
Weighted average | MARIADB CORPORATION AB [Member]
Fair value valuation assumptions
Dividend yield (%)			0.00%	0.00%
Weighted average Expected volatility (%)			44.87%	41.71%
Risk-free interest rate (%)			2.81%	0.83%
Expected life of stock options (years)			6 years 3 days	5 years 11 months 23 days
Fair value of common stock ($)			$ 0.81	$ 0.2